Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Goodwill [Abstract]
Summary of Goodwill Originated From Acquisitions
Goodwill originated from acquisitions made by the Group and is attributable to the following operating segments:

	At December 31,
(Euro thousands)	2022	2021

Lanvin	45,931	45,931
Wolford	11,701	11,701
St. John	11,691	11,691

Total goodwill	69,323	69,323